Short-Term Borrowings (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Short-term Debt [Line Items]
Loans, principally from banks with average interest at March 31, 2010 and 2011 of 0.25% and 0.19% per annum, respectively	$ 625,592	¥ 52,018,000	¥ 115,467,000